Restructuring - Summary of Restructuring Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2025 Restructuring Program
Restructuring Reserve [Roll Forward]
Cost incurred	$ 14,021
Cash payments	(4,369)
Foreign currency translation adjustment	239
Liability at end of period	9,891
2025 Restructuring Program | Employee-related costs
Restructuring Reserve [Roll Forward]
Cost incurred	10,491
Cash payments	(903)
Foreign currency translation adjustment	138
Liability at end of period	9,726
2025 Restructuring Program | Exit and other costs
Restructuring Reserve [Roll Forward]
Cost incurred	3,530
Cash payments	(3,466)
Foreign currency translation adjustment	101
Liability at end of period	165
2024 Efficiency Program
Restructuring Reserve [Roll Forward]
Liability at beginning of period	33,292
Cost incurred	19,883	$ 70,788
Release of excess accruals	(4,957)
Cash payments	(43,768)	(37,529)
Foreign currency translation adjustment	1,724	33
Liability at end of period	6,174	33,292
2024 Efficiency Program | Employee-related costs
Restructuring Reserve [Roll Forward]
Liability at beginning of period	21,835
Cost incurred	15,137	30,205
Release of excess accruals	(4,179)
Cash payments	(29,323)	(7,949)
Foreign currency translation adjustment	1,686	(421)
Liability at end of period	5,156	21,835
2024 Efficiency Program | Exit and other costs
Restructuring Reserve [Roll Forward]
Liability at beginning of period	11,457
Cost incurred	4,746	40,583
Release of excess accruals	(778)
Cash payments	(14,445)	(29,580)
Foreign currency translation adjustment	38	454
Liability at end of period	$ 1,018	$ 11,457